Financial Commitments	12 Months Ended
Dec. 31, 2020
Disclosure of commitments [text block] [Abstract]
FINANCIAL COMMITMENTS
29.	FINANCIAL COMMITMENTS

The Group’s main financial commitments relate to the contractual payments in respect of its licensing agreements. Due to the uncertain nature of scientific research and development and the length of time required to reach commercialisation of the products of this research and development, pre-clinical, clinical and commercial milestone obligations are not detailed until there is a reasonable certainty that the obligation will become payable. Contractual commitments are detailed where amounts are known and certain.

●	Milciclib project research future payments relate to the achievement of clinical milestones or the payment of royalties.

We are obligated to pay Nerviano the following additional amounts in respect of the first licensed product or service which achieves the stated development milestones:

(a)	$100,000 upon initiation, first patient dosed, or FPD, of the first Phase 3 registration trial in thymic carcinoma.

(b)	$4,000,000 upon FPD of the first Phase 3 registration trial in HCC.

(c)	$6,000,000 upon FPD of the first Phase 3 registration trial in breast cancer.

(d)	Upon the first NDA equivalent in: thymic carcinoma, $900,000; HCC, $9,000,000; breast cancer, $15,000,000.

●	Foralumab project – Future payments relate to the achievement of clinical milestones or the payment of royalties. Diligence obligations are payable to BMS/Medarex should the project continue to commercialisation. $1,500,000 has been accrued in respect of diligence obligations due to Medarex.

●	ACT D - Tiziana will need to make milestone payments of up to $630k depending on the issuance of a US patent from any US patent application in Transferred IP relating to nanoparticle formulations of Act D and upon the successful completion of a Phase II clinical efficacy trial.